Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Shareholders' Equity [Line Items]
Maturity term		1 year
Short-term deposits
Liquidity Risk [Member]
Shareholders' Equity [Line Items]
Cash and cash equivalents	$ 46.2	202.6
Short-term deposits	81.7
Current financial liabilities	$ 47.3	$ 66.4
Foreign Currency Risk [Member]
Shareholders' Equity [Line Items]
Bear interest percentage		6.50%
Investment Risk [Member]
Shareholders' Equity [Line Items]
Investments		$ 3.6